Derivative Liability (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative liability	$ 6,907,000	$ 2,020,000	$ 5,048,000	$ 2,576,000	$ 1,251,000
Additional derivative liability	3,951,000	388,000	6,561,000	1,877,000
Change in fair value of derivative liability	$ (2,092,000)	$ (944,000)	(1,862,000)	1,167,000
Gain on extinguishment of derivative liability			(2,227,000)	$ (1,719,000)
Convertible Note [Member]
Additional derivative liability			388,000
Warrant [Member]
Additional derivative liability			$ 6,173,000